Impairment Charge - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
Disclosure of impairment loss and reversal of impairment loss [line items]
Additional impairment charges on property, plant and equipment	$ 94.4	$ 64.2
Impairment charges on intangible assets	135.9
Provisions	858.1	944.4
Non controlling interest liability	$ 21.8
Bottom of range [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Pre Tax Discount Rate	15.00%
Growth rate on impairment	2.50%
Top of range [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Pre Tax Discount Rate	17.00%
Growth rate on impairment	3.50%
Unutilized assets
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss, right-of-use assets		$ 9.4
EV products
Disclosure of impairment loss and reversal of impairment loss [line items]
Provisions	$ 28.5
Light mobility CGU
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss, right-of-use assets	229.8
Additional impairment charges on property, plant and equipment	$ 93.9